Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill were as follows:

For the year ended December 31,
Balance as of January 1, 2023	—
Goodwill acquired in business combinations (Note 3)	576,989
Balance as of December 31, 2023	576,989
Impairment loss	(152,890)
Balance as of December 31, 2024	424,099
Balance as of December 31, 2024, in US$	58,101